Performance Management - DGA Core Plus Absolute Return ETF	Nov. 24, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate some of the risks and volatility of an investment in the Fund for the indicated periods.

The Fund commenced investment operations on August 2, 2023, after the conversion of a separately managed account (the “Predecessor Account”) into shares of the Fund. The Predecessor Account commenced operations on November 26, 2018. The Sub-Adviser was the investment adviser for the Predecessor Account

Therefore, the returns shown for periods prior to August 2, 2023 are those of the Predecessor Account.  The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Account. The Predecessor Account was the only account managed by the Sub-Adviser with an investment objective and investment policies and restrictions substantially similar to those of the Fund, and the Predecessor Account was managed in substantially the same way as the Sub-Adviser manages the Fund. The returns for the Predecessor Account reflect its performance prior to the conversion into the Fund. The Predecessor Account was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected. Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future. Returns for the Fund’s shares reflect all charges, expenses, and fees of the Predecessor Account.

The performance of the Predecessor Account was calculated using standardized SEC calculation methodologies.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart  shows the Fund’s and Predecessor Account’s annual returns. The table illustrates how the Fund’s and Predecessor Account’s average annual returns for the 1-year, 5-year and since inception periods compare with those of a broad measure of market performance and with an index comprised of companies similar to those held by the Fund and Predecessor Account.

The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.daysadvisors.com/HF.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Heading]	Calendar Year Ended December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the highest return for a calendar quarter was 13.45% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -10.06% (quarter ended March 31, 2020).

The performance information shown above is based on a calendar year. The Fund’s performance from January 1, 2025 through September 30, 2025 was 3.30%.

Year to Date Return, Label [Optional Text]	performance from January 1, 2025 through September 30, 2025
Bar Chart, Year to Date Return	3.30%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	13.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(10.06%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance [Table]
	1 Year	5 Years	Since Inception (11/26/2018)
Return Before Taxes	9.52%	9.91%	11.20%
Return After Taxes on Distributions(1)	5.23%	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares(1)	5.84%	N/A	N/A
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	15.71%
S&P Target Risk Moderate Index (reflects no deduction for fees, expenses, or taxes)	8.24%	4.46%	6.00%

(1)	Prior to August 2, 2023, the Fund was a separately managed account that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result of the different tax treatment, the Fund is unable to show after-tax returns for periods prior to August 2, 2023.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	www.daysadvisors.com/HF